Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2013
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Jan. 02, 2014
Document Effective Date	Jan. 02, 2014
Prospectus Date	Dec. 31, 2013
BOGLE SMALL CAP GROWTH | INSTITUTIONAL
Risk/Return:
Trading Symbol	BOGIX
BOGLE SMALL CAP GROWTH | INVESTOR
Risk/Return:
Trading Symbol	BOGLX
SCHNEIDER VALUE FUND | SCHNEIDER VALUE FUND
Risk/Return:
Trading Symbol	SCMLX
Free Market Fixed Income Fund | Institutional Class
Risk/Return:
Trading Symbol	FMFIX
Institutional Class Prospectus | Robeco Boston Partners Long/Short Research Fund | Institutional Class
Risk/Return:
Trading Symbol	BPIRX
Investor Class Prospectus | Robeco Boston Partners Long/Short Research Fund | Investor Class
Risk/Return:
Trading Symbol	BPRRX
Investor Share Prospectus | Perimeter Small Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	PSCGX
Investor Share Prospectus | Perimeter Small Cap Growth Fund | I Shares
Risk/Return:
Trading Symbol	PSIGX
I Share Prospectus | Perimeter Small Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	PSCGX
I Share Prospectus | Perimeter Small Cap Growth Fund | I Shares
Risk/Return:
Trading Symbol	PSIGX